SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Anti-dilutive shares	3,736,000	7,534,000	3,976,000	7,971,000
FDIC insured limit			$ 250
Allowance for doubtful accounts			8	$ 22
Advertising cost			33	3
Research and development costs		$ 5	$ 20	$ 70
Restricted Stock [Member]
Anti-dilutive shares	1,153,000	1,504,000
Restricted Stock Awards [Member]
Anti-dilutive shares	232,000
Warrant [Member]
Anti-dilutive shares	1,555,000	4,629,000	1,555,207	4,628,586
Conversion of convertible debt [Member]
Anti-dilutive shares	652,000	652,000
Preferred Stock [Member]
Anti-dilutive shares	144,000	144,000	144,444	144,444
Restricted Stock Units (RSUs) [Member]
Anti-dilutive shares		454,000	303,000	414,000
Equity Option [Member]
Anti-dilutive shares		151,000		221,000
Unvested Performance Restricted Stock Units [Member]
Anti-dilutive shares			1,322,000	1,606,000
Warrants [Member]
Anti-dilutive shares			1,555,000	4,629,000
Convetible Debt [Member]
Anti-dilutive shares			652,000	957,000
Preferred Stocks [Member]
Anti-dilutive shares			144,000	144,000
VerifyMe, Inc. [Member]
State of incorporation	Nevada
Date of incorporation	Nov. 10, 1999